Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Commissions and fees
Lending business	SFr 484	SFr 464	SFr 452	SFr 948	SFr 850
Investment and portfolio management	841	822	779	1,663	1,589
Other securities business	12	10	14	22	25
Fiduciary business	853	832	793	1,685	1,614
Underwriting	441	497	395	938	617
Brokerage	757	805	757	1,562	1,590
Underwriting and brokerage	1,198	1,302	1,152	2,500	2,207
Other services	370	448	399	818	800
Commissions and fees	2,905	SFr 3,046	2,796	5,951	5,471
Bank
Commissions and fees
Lending business				933	837
Investment and portfolio management				1,566	1,510
Other securities business				39	31
Fiduciary business				1,605	1,541
Underwriting				948	617
Brokerage				1,562	1,591
Underwriting and brokerage				2,510	2,208
Other services				826	806
Commissions and fees	SFr 2,869		SFr 2,758	SFr 5,874	SFr 5,392